Share-Based Payments - Schedule of Provides the Inputs Range (Details) - Incremental fair value [member] - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provides the Inputs Range [Line Items]
Dividend yield (%)
Expected volatility (%)		118.00%
Bottom of Range [Member]
Schedule of Provides the Inputs Range [Line Items]
Expected volatility (%)	117.00%
Risk-free interest rate (%)	4.17%	3.88%
Exercise multiple (in Dollars per share)	$ 2.2	$ 2.2
Top of Range [Member]
Schedule of Provides the Inputs Range [Line Items]
Expected volatility (%)	119.00%
Risk-free interest rate (%)	4.58%	4.33%
Exercise multiple (in Dollars per share)	$ 2.8	$ 2.8